UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.9%
Dana Holding Corp.	31,687	$642,612
The Goodyear Tire & Rubber Co.	608,142	13,537,241
Lear Corp.	1,032	85,563

		14,265,416

Automobiles — 1.5%
General Motors Co. (a)	639,909	24,783,675

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	36,488	416,693

Capital Markets — 2.1%
American Capital Ltd. (a)	1,875,455	28,694,461
E*Trade Financial Corp. (a)	246,100	4,410,112
Uranium Participation Corp. (a)	176,860	912,139

		34,016,712

Chemicals — 0.6%
Advanced Emissions Solutions, Inc. (a)	84,290	4,887,977
Huntsman Corp.	235,700	5,404,601

		10,292,578

Communications Equipment — 0.7%
Loral Space & Communications, Inc.	64,904	5,122,873
Nokia OYJ, ADR (a)	877,870	7,075,632

		12,198,505

Containers & Packaging — 0.0%
Smurfit Kappa Group PLC	12,980	305,509

Diversified Financial Services — 0.5%
Kcad Holdings I Ltd. (a)	1,563,279,160	8,910,691

Diversified Telecommunication Services — 0.3%
Broadview Networks Holdings, Inc. (a)	192,400	686,866
Level 3 Communications, Inc. (a)	115,920	3,526,287

		4,213,153

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	365,353	4

Energy Equipment & Services — 0.7%
Laricina Energy Ltd. (a)	211,764	7,051,160
Osum Oil Sand Corp. (a)	400,000	4,769,658

		11,820,818

Hotels, Restaurants & Leisure — 0.3%
Travelport Worldwide Ltd.	3,165,055	4,082,921

Insurance — 0.6%
American International Group, Inc.	207,705	10,333,324

Common Stocks		Shares	Value

Media — 0.2%
Cablevision Systems Corp., New York Group, Class A		167,969	$2,816,840
Clear Channel Outdoor Holdings, Inc., Class A		47,653	421,729

			3,238,569

Metals & Mining — 0.1%
African Minerals Ltd. (a)		225,302	735,963
Peninsula Energy Ltd. (a)		38,619,091	773,367

			1,509,330

Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)		995,500	72,492

Paper & Forest Products — 0.9%
Ainsworth Lumber Co., Ltd. (a)		2,147,503	7,799,983
Ainsworth Lumber Co., Ltd. (a)(b)(c)		614,940	2,217,512
NewPage Corp. (a)		47,380	4,027,300
Western Forest Products, Inc. (a)		240,265	384,406
Western Forest Products, Inc.		380,880	602,362

			15,031,563

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	31,098

Software — 0.2%
HMH Holdings/EduMedia (a)		206,188	3,195,914

Trading Companies & Distributors — 0.3%
HD Supply Holdings, Inc. (a)		230,800	4,862,956

Wireless Telecommunication Services — 0.5%
Crown Castle International Corp. (a)		39,003	2,895,193
SBA Communications Corp., Class A (a)		52,023	4,430,799

			7,325,992

Total Common Stocks — 10.4%			170,907,913

Asset-Backed Securities		Par (000)

ALM Loan Funding (b)(d):
Series 2013-7R2A, Class B, 2.86%, 4/24/24	USD	1,935	1,873,467
Series 2013-7RA, Class C, 3.71%, 4/24/24		5,690	5,505,644
Series 2013-7RA, Class D, 5.26%, 4/24/24		2,360	2,170,492

Total Asset-Backed Securities — 0.6%			9,549,603

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	1,015	$1,093,663
7.13%, 3/15/21		1,405	1,531,450
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		4,308	4,663,410
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		1,140	1,185,407

			8,473,930

Air Freight & Logistics — 0.2%
National Air Cargo Group, Inc.:
12.38%, 8/16/15		1,346	1,345,739
12.38%, 9/02/15		1,323	1,322,964

			2,668,703

Airlines — 3.7%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		2,065	2,054,675
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 1/02/18		463	489,500
Series 2010-1, Class B, 6.00%, 1/12/19		1,936	1,979,229
Series 2012-3, Class C, 6.13%, 4/29/18		5,145	5,325,075
Delta Air Lines Pass-Through Trust:
Series 2002, Class G-1, 6.72%, 1/02/23		3,247	3,644,367
Series 2009-1, Class B, 9.75%, 12/17/16		935	1,056,374
Series 2010-1, Class B, 6.38%, 1/02/16		2,647	2,805,820
United Continental Holdings, Inc.:
6.00%, 12/01/20		2,345	2,333,275
8.00%, 7/15/24		5,885	5,855,575
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		1,996	2,091,220
Series 2012-1, Class A, 6.75%, 6/03/21		2,010	2,125,575
Series 2012-1, Class C, 9.13%, 10/01/15		1,970	2,068,699
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,641,064
Series 2013-1, Class B, 5.38%, 11/15/21		5,255	5,110,487

Corporate Bonds		Par (000)	Value

Airlines (concluded)
Virgin Australia Trust, Series 2013-1 (b):
Class C, 7.13%, 10/23/18	USD	9,290	$9,324,084
Class D, 8.50%, 10/23/16		9,235	9,269,022

			61,174,041

Auto Components — 2.5%
Affinia Group, Inc., 7.75%, 5/01/21 (b)		3,109	3,248,905
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	400	674,155
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)	USD	360	380,988
Dana Holding Corp., 6.75%, 2/15/21		200	216,000
Delphi Corp., 6.13%, 5/15/21		420	462,000
GKN Holdings PLC, 5.38%, 9/19/22	GBP	580	1,005,280
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	USD	15,825	16,517,344
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		2,155	2,262,750
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	2,269	4,186,141
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)	USD	1,325	1,378,000
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	490	675,034
Schaeffler Finance BV, 4.25%, 5/15/18		103	145,030
Schaeffler Holding Finance BV (c):
6.88%, 8/15/18		1,660	2,406,735
6.88%, 8/15/18 (b)	USD	2,400	2,556,000
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18	EUR	1,286	1,828,918
Titan International, Inc., 6.88%, 10/01/20 (b)	USD	2,505	2,586,412

			40,529,692

Automobiles — 0.5%
Ford Motor Co., 4.25%, 11/15/16 (e)		160	323,700
General Motors Co. (b):
4.88%, 10/02/23		940	945,875
6.25%, 10/02/43		7,410	7,521,150

			8,790,725

Beverages — 0.0%
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	133,480

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Building Materials — 0.2%
Momentive Performance Materials, Inc., 8.88%, 10/15/20	USD	3,493	$3,676,382

Building Products — 1.4%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		3,710	3,756,375
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)		2,058	2,135,175
Building Materials Corp. of America (b):
7.00%, 2/15/20		3,130	3,364,750
6.75%, 5/01/21		3,320	3,577,300
Cemex SAB de CV, 5.88%, 3/25/19 (b)		1,335	1,308,300
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		3,590	3,742,575
Texas Industries, Inc., 9.25%, 8/15/20		1,299	1,425,652
USG Corp., 9.75%, 1/15/18		3,935	4,603,950

			23,914,077

Capital Markets — 0.6%
American Capital Ltd., 6.50%, 9/15/18 (b)		3,840	3,979,200
E*Trade Financial Corp. (e)(f):
0.00%, 8/31/19 (b)		1,206	2,089,395
Series A, 0.00%, 8/31/19		373	646,223
KCG Holdings, Inc., 8.25%, 6/15/18 (b)		1,258	1,294,167
Lehman Brothers Holdings, Inc. (a)(g):
4.75%, 1/16/14	EUR	1,890	564,989
1.00%, 2/05/14		3,950	1,153,962

			9,727,936

Chemicals — 2.5%
Axiall Corp., 4.88%, 5/15/23 (b)	USD	629	591,260
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		2,115	2,711,735
Celanese US Holdings LLC:
5.88%, 6/15/21		1,848	1,972,740
4.63%, 11/15/22		1,565	1,502,400
Huntsman International LLC, 8.63%, 3/15/21		945	1,058,400
INEOS Finance PLC: (b)
8.38%, 2/15/19		100	111,125
7.50%, 5/01/20		2,205	2,414,475
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)		1,490	1,499,313
6.50%, 8/15/18	EUR	1,485	2,050,548
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19	USD	695	729,750

Corporate Bonds		Par (000)	Value

Chemicals (concluded)
LSB Industries, Inc., 7.75%, 8/01/19 (b)	USD	1,313	$1,368,803
LyondellBasell Industries NV, 5.75%, 4/15/24		7,290	8,250,253
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		510	510,000
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		1,250	1,293,750
Orion Engineered Carbons Bondco GmbH:
9.63%, 6/15/18 (b)		200	221,000
10.00%, 6/15/18	EUR	1,841	2,777,326
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)	USD	947	950,551
PolyOne Corp.:
7.38%, 9/15/20		1,205	1,336,044
5.25%, 3/15/23		1,506	1,468,350
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		4,247	4,363,792
Solvay Finance SA, 4.20% (d)(h)	EUR	1,590	2,183,827
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV:
5.75%, 2/01/21		500	704,946
7.38%, 5/01/21 (b)	USD	1,760	1,865,600

			41,935,988

Commercial Banks — 1.1%
Brakes Capital, 7.13%, 12/15/18	GBP	830	1,354,190
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,654,800
6.63%, 4/01/18 (b)		1,400	1,582,000
5.50%, 2/15/19 (b)		6,919	7,455,222
6.00%, 4/01/36		2,800	2,703,137
Lloyds Bank PLC, 11.88%, 12/16/21 (d)	EUR	200	336,983

			18,086,332
Commercial Services & Supplies — 3.4%
AA Bond Co. Ltd., 9.50%, 7/31/19	GBP	890	1,591,015
ACCO Brands Corp., 6.75%, 4/30/20	USD	424	422,410
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		1,546	1,634,895
ARAMARK Corp., 5.75%, 3/15/20 (b)		3,608	3,761,340
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		3,002	3,251,304
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		696	722,448

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
Bilbao Luxembourg SA, 10.50%, 12/01/18 (c)	EUR	400	$532,650
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	USD	146	156,051
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		2,806	2,855,105
Covanta Holding Corp.:
3.25%, 6/01/14		152	177,555
6.38%, 10/01/22		2,970	3,060,487
EC Finance PLC, 9.75%, 8/01/17	EUR	2,041	3,029,844
The Geo Group, Inc., 5.88%, 1/15/22 (b)	USD	2,220	2,220,000
Interactive Data Corp., 10.25%, 8/01/18		6,435	7,247,740
Mobile Mini, Inc., 7.88%, 12/01/20		2,040	2,249,100
Mustang Merger Corp., 8.50%, 8/15/21 (b)		2,688	2,822,400
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		356	390,710
United Rentals North America, Inc.:
5.75%, 7/15/18		1,427	1,532,241
7.38%, 5/15/20		1,890	2,112,075
8.25%, 2/01/21		2,168	2,466,100
7.63%, 4/15/22		9,095	10,186,400
6.13%, 6/15/23		1,055	1,091,925
Verisure Holding AB:
8.75%, 9/01/18	EUR	790	1,175,431
8.75%, 12/01/18		673	983,516
West Corp., 8.63%, 10/01/18	USD	765	832,894

			56,505,636

Communications Equipment — 1.7%
Alcatel-Lucent USA, Inc.:
6.75%, 11/15/20 (b)		2,865	2,890,069
6.50%, 1/15/28		1,100	940,500
6.45%, 3/15/29		2,413	2,087,245
Avaya, Inc., 7.00%, 4/01/19 (b)		1,505	1,463,613
CommScope Holding Co., Inc., 6.63%, 6/01/20 (b)(c)		2,445	2,530,575
Nokia OYJ, 5.00%, 10/26/17	EUR	800	2,627,921
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	5,055	5,573,137
10.13%, 7/01/20		8,215	9,488,325

			27,601,385

Construction & Engineering — 0.4%
H&E Equipment Services, Inc., 7.00%, 9/01/22		2,462	2,689,735
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		2,852	2,987,470

Corporate Bonds		Par (000)	Value

Construction & Engineering (concluded)
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)	USD	862	$827,520

			6,504,725

Construction Materials — 2.6%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	678	1,032,169
HD Supply, Inc.:
8.13%, 4/15/19	USD	13,109	14,632,921
11.00%, 4/15/20		9,123	10,833,563
7.50%, 7/15/20		12,975	13,753,500
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20	EUR	269	446,845
Lafarge SA, 4.75%, 9/30/20		1,090	1,552,245

			42,251,243

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	2,550	2,687,062
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		1,120	1,295,877
6.63%, 8/15/17		361	421,647
8.13%, 1/15/20		500	628,428
5.88%, 8/02/21		200	227,052
IVS F. SpA, 7.13%, 4/01/20	EUR	1,060	1,479,938
Springleaf Finance Corp.:
6.90%, 12/15/17	USD	315	340,200
7.75%, 10/01/21 (b)		297	315,563
8.25%, 10/01/23 (b)		539	579,425

			7,975,192

Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17	EUR	600	872,350
5.00%, 11/15/22		1,100	1,483,471
Ball Corp., 4.00%, 11/15/23	USD	1,129	1,013,278
Berry Plastics Corp., 9.75%, 1/15/21		1,020	1,187,025
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (b)		2,775	2,844,375
8.00%, 12/15/16	EUR	3,072	4,174,236
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	93	100,440
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	1,439	2,116,706
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	2,080	2,256,800
OI European Group BV, 4.88%, 3/31/21	EUR	1,057	1,503,182
Pactiv LLC, 7.95%, 12/15/25	USD	2,596	2,388,320

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Containers & Packaging (concluded)
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)	USD	2,215	$2,525,100

			22,465,283

Distributors — 0.4%
VWR Funding, Inc., 7.25%, 9/15/17		6,554	7,012,780

Diversified Consumer Services — 1.0%
APX Group, Inc.:
6.38%, 12/01/19		5,180	5,231,800
8.75%, 12/01/20		3,309	3,399,997
Garda World Security Corp., 7.25%, 11/15/21 (b)		702	712,530
Laureate Education, Inc., 9.25%, 9/01/19 (b)		5,935	6,498,825

			15,843,152

Diversified Financial Services — 4.6%
Aircastle Ltd.:
6.75%, 4/15/17		2,060	2,286,600
6.25%, 12/01/19		1,795	1,938,600
Ally Financial, Inc.:
7.50%, 9/15/20		1,141	1,337,822
8.00%, 11/01/31		14,907	17,754,337
Co-Operative Group Ltd.:
6.88%, 7/08/20	GBP	950	1,581,673
7.50%, 7/08/26 (i)		400	665,000
DPL, Inc.:
6.50%, 10/15/16	USD	1,740	1,879,200
7.25%, 10/15/21		3,965	4,044,300
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	2,708	4,763,432
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)	USD	2,920	3,025,850
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)		3,103	3,064,212
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	90,838
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/14	EUR	350	104,628
1.00%, 12/31/49	USD	1,535	324,269
Leucadia National Corp., 8.13%, 9/15/15		4,503	4,998,330
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		2,140	2,289,800
9.00%, 4/15/19		3,290	3,520,300
7.88%, 8/15/19		728	808,080
9.88%, 8/15/19		3,277	3,637,470

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (concluded):
5.75%, 10/15/20	USD	9,982	$10,231,550
6.88%, 2/15/21		115	124,200
8.25%, 2/15/21		2,424	2,551,260
WMG Acquisition Corp., 11.50%, 10/01/18		4,234	4,900,855

			75,922,606

Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		2,960	2,945,200
CenturyLink, Inc., Series V, 5.63%, 4/01/20		6,545	6,659,538
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)		2,350	2,232,500
Consolidated Communications Finance Co., 10.88%, 6/01/20		1,915	2,211,825
Frontier Communications Corp., 8.50%, 4/15/20		2,900	3,320,500
Level 3 Communications, Inc., 8.88%, 6/01/19		1,780	1,951,325
Level 3 Financing, Inc.:
8.13%, 7/01/19		7,665	8,393,175
7.00%, 6/01/20		2,395	2,538,700
8.63%, 7/15/20		8,235	9,223,200
6.13%, 1/15/21 (b)		4,158	4,220,370
Telecom Italia Finance SpA, 6.13%, 11/15/16	EUR	300	417,464
Telecom Italia SpA:
6.38%, 6/24/19	GBP	900	1,525,980
4.88%, 9/25/20	EUR	870	1,188,760
5.88%, 5/19/23	GBP	1,900	2,948,907
Series TIT, 6.13%, 11/15/16	EUR	1,100	1,530,703
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		1,362	1,952,845
6.75%, 8/15/24		1,982	2,847,191
tw telecom holdings, Inc.:
5.38%, 10/01/22	USD	1,655	1,648,794
5.38%, 10/01/22 (b)		1,430	1,424,638
Windstream Corp.:
7.88%, 11/01/17		778	892,755
7.75%, 10/15/20		1,448	1,549,360
7.75%, 10/01/21 (b)		1,720	1,836,100

			63,459,830

Electric Utilities — 0.3%
Homer City Generation LP (c):
8.14%, 10/01/19		850	877,625
8.73%, 10/01/26		1,905	1,957,388

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Mirant Mid Atlantic Pass-Through Trust B, Series B, 9.13%, 6/30/17	USD	1,320	$1,394,059

			4,229,072

Electrical Equipment — 0.8%
Belden, Inc., 5.50%, 4/15/23	EUR	600	798,975
General Cable Corp.:
6.50%, 10/01/22 (b)	USD	2,810	2,781,900
4.50%, 11/15/29 (i)		200	212,875
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (b)		1,421	1,502,707
Rexel SA, 5.13%, 6/15/20	EUR	1,392	2,004,938
Techem GmbH:
6.13%, 10/01/19		2,087	3,076,862
6.13%, 10/01/20		210	318,163
Trionista Holdco GmbH, 5.00%, 4/30/20		1,841	2,539,326
Trionista TopCo GmbH, 6.88%, 4/30/21		418	594,163

			13,829,909

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	125	138,906
Jabil Circuit, Inc., 8.25%, 3/15/18		1,310	1,552,350

			1,691,256

Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		780	838,500
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		1,575	1,594,687
CGG:
7.75%, 5/15/17		1,480	1,522,550
6.50%, 6/01/21		6,600	6,781,500
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		283	286,538
Gulfmark Offshore, Inc., 6.38%, 3/15/22		870	883,050
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		1,750	1,802,500
MEG Energy Corp. (b):
6.50%, 3/15/21		5,278	5,489,120
7.00%, 3/31/24		4,342	4,428,840
Oil States International, Inc.:
6.50%, 6/01/19		3,703	3,939,066
5.13%, 1/15/23		1,900	2,132,750
Parker Drilling Co., 7.50%, 8/01/20 (b)		1,995	2,094,750
Peabody Energy Corp.:
6.00%, 11/15/18		3,526	3,746,375
6.25%, 11/15/21		3,284	3,357,890

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (concluded)
Peabody Energy Corp. (concluded):
7.88%, 11/01/26	USD	2,090	$2,131,800
4.75%, 12/15/41		2,068	1,659,570
Precision Drilling Corp.:
6.63%, 11/15/20		425	453,688
6.50%, 12/15/21		995	1,062,162
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)		1,361	1,395,025
Seadrill Ltd., 5.63%, 9/15/17 (b)		6,740	6,925,350
Tervita Corp., 10.88%, 2/15/18 (b)(j)		907	913,803

			53,439,514

Food & Staples Retailing — 0.6%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	1,427	2,492,612
8.75%, 6/15/20		900	1,608,892
R&R Ice Cream PLC, 9.25%, 5/15/18 (c)	EUR	610	853,735
Rite Aid Corp.:
9.25%, 3/15/20	USD	2,080	2,399,800
6.75%, 6/15/21		2,283	2,382,881

			9,737,920

Food Products — 0.9%
Darling International, Inc., 8.50%, 12/15/18		590	650,475
Findus Bondco SA:
9.13%, 7/01/18	EUR	830	1,234,946
9.50%, 7/01/18	GBP	465	825,554
JBS Investments GmbH, 7.75%, 10/28/20 (b)	USD	2,638	2,651,190
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)		2,163	2,065,665
Smithfield Foods, Inc., 6.63%, 8/15/22		2,626	2,773,713
Sun Merger Sub, Inc. (b):
5.25%, 8/01/18		2,936	3,068,120
5.88%, 8/01/21		891	922,185
Univeg Holding BV, 7.88%, 11/15/20	EUR	595	804,444

			14,996,292

Health Care Equipment & Supplies — 1.5%
Biomet, Inc.:
6.50%, 8/01/20	USD	9,627	10,204,620
6.50%, 10/01/20		2,801	2,913,040
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		2,106	2,306,070

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)	USD	1,580	$1,686,650
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		3,275	3,651,625
IDH Finance PLC, 6.00%, 12/01/18	GBP	814	1,348,597
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	1,279	1,413,295
Teleflex, Inc., 6.88%, 6/01/19		1,635	1,716,750

			25,240,647

Health Care Providers & Services — 5.2%
Alere, Inc., 8.63%, 10/01/18		2,834	3,074,890
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		3,165	3,402,375
6.00%, 10/15/21 (b)		1,452	1,488,300
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		4,465	4,643,600
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	1,907	2,736,187
Crown Newco 3 PLC:
7.00%, 2/15/18 (b)	GBP	2,017	3,454,711
7.00%, 2/15/18		400	685,119
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	4,118	4,200,360
HCA, Inc.:
6.50%, 2/15/20		7,305	8,062,894
7.88%, 2/15/20		1,550	1,672,062
7.25%, 9/15/20		6,650	7,265,125
5.88%, 3/15/22		2,610	2,707,875
4.75%, 5/01/23		360	340,200
5.88%, 5/01/23		4,096	4,065,280
Hologic, Inc., 6.25%, 8/01/20		6,599	6,961,945
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)(j)		1,667	1,675,335
Omnicare, Inc., 3.75%, 4/01/42		1,722	2,493,671
Symbion, Inc., 8.00%, 6/15/16		1,915	2,032,294
Tenet Healthcare Corp.:
6.25%, 11/01/18		5,618	6,151,710
8.00%, 8/01/20		1,973	2,150,570
6.00%, 10/01/20 (b)		203	212,135
4.50%, 4/01/21		311	297,005
4.38%, 10/01/21 (b)		4,005	3,764,700
8.13%, 4/01/22		9,387	10,184,895
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	890	1,478,151

			85,201,389

Health Care Technology — 0.8%
IMS Health, Inc. (b):
12.50%, 3/01/18	USD	10,665	12,584,700

Corporate Bonds		Par (000)	Value
Health Care Technology (concluded)
IMS Health, Inc. (concluded) (b):
6.00%, 11/01/20	USD	795	$836,737

			13,421,437

Hotels, Restaurants & Leisure — 3.7%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15		389	334,540
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		1,815	1,878,525
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	2,327	3,327,931
Diamond Resorts Corp., 12.00%, 8/15/18	USD	6,422	7,128,420
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (e)	GBP	400	676,119
Enterprise Inns PLC, 6.50%, 12/06/18		1,598	2,719,399
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	2,164	3,102,405
GLP Capital LP/GLP Financing II, Inc. (b):
4.38%, 11/01/18	USD	894	911,880
4.88%, 11/01/20		2,512	2,505,720
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	2,140	3,151,365
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	280	299,600
5.88%, 3/15/21		1,209	1,172,730
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		1,444	1,415,120
MCE Finance Ltd., 5.00%, 2/15/21 (b)		3,339	3,230,482
MTR Gaming Group, Inc., 11.50%, 8/01/19		876	972,499
Playa Resorts Holding BV, 8.00%, 8/15/20 (b)		600	630,000
PNK Finance Corp., 6.38%, 8/01/21 (b)		2,852	2,944,690
Regal Entertainment Group, 5.75%, 2/01/25		489	464,550
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		3,247	3,182,060
Snai SpA, 7.63%, 6/15/18 (j)	EUR	1,025	1,415,752
Station Casinos LLC, 7.50%, 3/01/21	USD	5,095	5,438,912
Travelport LLC/Travelport Holdings, Inc. (b):
6.39%, 3/01/16 (d)		464	463,187
13.88%, 3/01/16 (c)		3,785	3,993,175
11.88%, 9/01/16		188	190,003
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(g)		1,850	—

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	2,400	$4,094,022
Vougeot Bidco PLC, 7.88%, 7/15/20		920	1,595,719
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22	USD	689	701,058
Wynn Macau Ltd., 5.25%, 10/15/21 (b)		2,425	2,449,250

			60,389,113

Household Durables — 2.7%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	611	904,948
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	USD	1,262	1,236,760
Beazer Homes USA, Inc.:
6.63%, 4/15/18		215	231,125
7.50%, 9/15/21 (b)		2,710	2,757,425
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		2,275	2,371,687
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,604	1,595,980
Jarden Corp.:
1.88%, 9/15/18 (b)		100	131,938
Series 1, 7.50%, 1/15/20	EUR	1,632	2,387,295
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	4,360	4,610,700
KB Home, 7.00%, 12/15/21		1,506	1,554,945
Libbey Glass, Inc., 6.88%, 5/15/20		1,600	1,708,000
PulteGroup, Inc., 6.38%, 5/15/33		1,050	950,250
Ryland Group, Inc., 6.63%, 5/01/20		1,900	1,990,250
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	878	1,354,086
Standard Pacific Corp.:
10.75%, 9/15/16	USD	6,920	8,373,200
8.38%, 1/15/21		4,270	4,910,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (b):
7.75%, 4/15/20		1,650	1,806,750
5.25%, 4/15/21		1,484	1,432,060
William Lyon Homes, Inc.:
8.50%, 11/15/20		1,620	1,741,500
8.50%, 11/15/20 (b)		2,959	3,180,925

			45,230,324

Corporate Bonds		Par (000)	Value
Household Products — 0.4%
Ontex IV SA:
7.50%, 4/15/18	EUR	700	$1,002,295
9.00%, 4/15/19		1,163	1,709,205
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	2,125	2,263,125
6.63%, 11/15/22		1,385	1,475,025
Spectrum Brands, Inc., 6.75%, 3/15/20		535	573,788

			7,023,438

Independent Power Producers & Energy Traders — 3.7%
Calpine Corp. (b):
7.50%, 2/15/21		159	173,310
6.00%, 1/15/22		676	694,590
5.88%, 1/15/24		1,999	1,989,005
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)		2,280	2,337,000
11.25%, 12/01/18 (b)(c)		3,540	2,655,020
10.00%, 12/01/20 (b)		9,795	10,382,700
10.00%, 12/01/20		16,414	17,439,875
12.25%, 3/01/22 (b)		6,312	7,321,920
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		530	546,024
Series C, 9.68%, 7/02/26		2,278	2,346,340
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,855	3,183,325
7.38%, 5/01/22		2,065	2,235,362
NRG Energy, Inc., 7.63%, 1/15/18		7,493	8,542,020
QEP Resources, Inc., 5.38%, 10/01/22		1,843	1,778,495

			61,624,986

Industrial Conglomerates — 0.4%
Astaldi SpA, 7.13%, 12/01/20 (j)	EUR	960	1,355,714
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)	USD	3,057	3,118,140
Sequa Corp., 7.00%, 12/15/17 (b)		1,845	1,845,000

			6,318,854

Insurance — 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		6,232	6,528,020
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)		1,244	1,331,080
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	600	981,780
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	USD	1,165	1,204,319

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Insurance (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	USD	3,650	$3,768,625
Standard Life PLC, 5.50%, 12/04/42 (d)	EUR	1,140	1,672,955

			15,486,779

Internet Software & Services — 0.3%
Bankrate, Inc., 6.13%, 8/15/18 (b)	USD	1,613	1,689,618
Cerved Group SpA:
6.38%, 1/15/20	EUR	601	865,376
8.00%, 1/15/21		400	576,947
Equinix, Inc., 4.88%, 4/01/20	USD	64	63,840
VeriSign, Inc., 4.63%, 5/01/23		1,560	1,493,700

			4,689,481

IT Services — 4.2%
Ceridian Corp.:
11.25%, 11/15/15		695	700,213
8.88%, 7/15/19 (b)		9,410	10,880,312
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		13,954	16,116,870
Epicor Software Corp., 8.63%, 5/01/19		3,077	3,346,238
First Data Corp. (b):
7.38%, 6/15/19		9,420	10,079,400
8.88%, 8/15/20		2,745	3,050,381
6.75%, 11/01/20		6,605	6,918,737
10.63%, 6/15/21		3,247	3,506,760
11.75%, 8/15/21		1,328	1,377,800
SunGard Data Systems, Inc.:
7.38%, 11/15/18		3,100	3,282,125
6.63%, 11/01/19		7,360	7,682,000
WEX, Inc., 4.75%, 2/01/23 (b)		2,728	2,516,580

			69,457,416

Machinery — 0.3%
Cleaver-Brooks, Inc., 8.75%, 12/15/19 (b)		1,690	1,846,325
DH Services Luxembourg Sarl, 7.75%, 12/15/20 (b)		514	548,695
SPX Corp., 6.88%, 9/01/17		980	1,104,950
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)		661	674,220

			4,174,190

Media — 9.4%
Adria Bidco BV, 7.88%, 11/15/20	EUR	600	816,300
AMC Networks, Inc.:
7.75%, 7/15/21	USD	1,250	1,406,250
4.75%, 12/15/22		1,613	1,540,415
Cablevision Systems Corp., 5.88%, 9/15/22		3,070	2,970,225

Corporate Bonds		Par (000)	Value
Media (continued)
Catalina Marketing Corp., 10.55%, 10/01/17 (b)(i)	USD	2,365	$2,465,512
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		3,171	2,988,667
5.13%, 2/15/23		4,230	3,955,050
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)(g)		3,439	2,665,225
Checkout Holding Corp., 10.72%, 11/15/15 (b)(f)		2,543	2,072,545
Clear Channel Communications, Inc.:
9.00%, 12/15/19		3,769	3,844,380
9.00%, 3/01/21		6,478	6,542,780
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		4,069	4,292,795
6.50%, 11/15/22		11,724	12,120,105
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,265,157
5.13%, 5/01/20		4,652	4,686,890
5.88%, 7/15/22		4,080	4,131,000
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		901	957,313
Gannett Co., Inc. (b):
5.13%, 10/15/19		857	883,781
5.13%, 7/15/20		506	516,120
6.38%, 10/15/23		1,314	1,369,845
Gray Television, Inc., 7.50%, 10/01/20 (b)		1,743	1,834,507
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (b)		4,510	5,017,375
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (b)		3,775	3,614,562
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)		6,250	6,546,875
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		987	1,065,960
The McClatchy Co., 9.00%, 12/15/22		2,354	2,554,090
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		3,901	3,959,515
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		2,039	2,105,267
The New York Times Co., 6.63%, 12/15/16		225	249,750
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		1,023	1,081,823
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18		6,334	6,888,225

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
Odeon & UCI Finco PLC, 9.00%, 8/01/18 (b)	GBP	1,128	$1,845,746
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (b)	USD	1,009	1,032,964
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		1,450	1,464,500
Sirius XM Holdings, Inc. (b):
5.88%, 10/01/20		1,040	1,072,500
5.75%, 8/01/21		1,811	1,833,638
4.63%, 5/15/23		901	804,143
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		2,309	2,205,095
Sterling Entertainment Corp., 9.75%, 12/15/19		4,810	4,810,000
Unitymedia GmbH:
9.63%, 12/01/19	EUR	100	150,569
9.50%, 3/15/21		2,061	3,244,814
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19		4,494	6,625,500
5.50%, 1/15/23 (b)	USD	2,550	2,486,250
5.63%, 4/15/23	EUR	208	284,818
Univision Communications, Inc. (b):
8.50%, 5/15/21	USD	1,597	1,768,678
6.75%, 9/15/22		627	689,700
5.13%, 5/15/23		3,720	3,720,000
UPC Holding BV, 9.88%, 4/15/18 (b)		200	214,750
UPCB Finance II Ltd., 6.38%, 7/01/20	EUR	4,865	7,041,575
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	5,502	9,250,501
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	2,248	2,349,160
Ziggo BV, 3.63%, 3/27/20	EUR	2,015	2,737,984
Ziggo Finance BV, 6.13%, 11/15/17		340	476,998

			154,518,187

Metals & Mining — 3.3%
APERAM (b):
7.38%, 4/01/16	USD	150	154,875
7.75%, 4/01/18		600	619,500
ArcelorMittal:
9.50%, 2/15/15		1,865	2,032,850
4.25%, 8/05/15		1,629	1,686,015
5.00%, 2/25/17		2,040	2,164,950
6.13%, 6/01/18		1,821	1,978,061
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	2,090	2,971,239
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (b)	USD	6,456	6,843,360

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Global Brass & Copper, Inc., 9.50%, 6/01/19	USD	1,660	$1,855,050
Kaiser Aluminum Corp., 8.25%, 6/01/20		1,240	1,404,300
New Gold, Inc., 6.25%, 11/15/22 (b)		1,485	1,459,013
Novelis, Inc., 8.75%, 12/15/20		12,130	13,585,600
Peninsula Energy Ltd., 0.00%, 12/14/14		2,800	2,800,000
Perstorp Holding AB, 8.75%, 5/15/17 (b)		990	1,059,300
Steel Dynamics, Inc.:
6.38%, 8/15/22		1,345	1,462,688
5.25%, 4/15/23		1,168	1,159,240
Taseko Mines Ltd., 7.75%, 4/15/19		2,320	2,343,200
Vedanta Resources PLC, 8.25%, 6/07/21 (b)		1,565	1,580,650
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(j)		7,879	8,095,672

			55,255,563

Multiline Retail — 0.8%
Dollar General Corp., 4.13%, 7/15/17		4,388	4,688,122
Dufry Finance SCA, 5.50%, 10/15/20 (b)		1,927	1,984,810
The Neiman Marcus Group, Inc. (b):
8.00%, 10/15/21		4,551	4,676,152
The Neiman Marcus Group, Inc. (b): (concluded)
8.75%, 10/15/21 (c)		2,149	2,213,470

			13,562,554

Oil, Gas & Consumable Fuels — 10.5%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		1,520	1,630,200
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		1,635	1,749,450
4.88%, 5/15/23		4,008	3,927,840
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15		5,005	4,876,747
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)		1,942	1,961,420
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		1,053	1,103,018
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		3,500	3,745,000
7.50%, 4/01/20		1,830	1,884,900

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	USD	637	$673,628
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		1,420	1,451,950
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,321	1,446,495
Chaparral Energy, Inc., 7.63%, 11/15/22		1,220	1,320,650
Chesapeake Energy Corp.:
7.25%, 12/15/18		592	680,800
6.63%, 8/15/20		1,337	1,497,440
6.88%, 11/15/20		1,507	1,693,491
6.13%, 2/15/21		524	563,300
5.75%, 3/15/23		1,863	1,928,205
2.50%, 5/15/37		101	103,083
Concho Resources, Inc.:
7.00%, 1/15/21		465	510,919
6.50%, 1/15/22		1,646	1,781,795
5.50%, 10/01/22		2,016	2,051,280
5.50%, 4/01/23		408	414,120
CONSOL Energy, Inc.:
8.00%, 4/01/17		2,325	2,458,687
8.25%, 4/01/20		1,730	1,881,375
Continental Resources, Inc., 7.13%, 4/01/21		2,060	2,302,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (b)		1,207	1,234,157
Crosstex Energy LP/sstex Energy Finance Corp., 8.88%, 2/15/18		840	886,200
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		1,889	1,917,335
Denbury Resources, Inc., 4.63%, 7/15/23		3,540	3,194,850
Diamondback Energy, Inc., 7.63%, 10/01/21 (b)		1,361	1,422,245
El Paso LLC, 7.75%, 1/15/32		5,129	5,248,106
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		2,600	2,899,000
7.75%, 6/15/19		2,990	3,199,300
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,180	1,357,000
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		1,915	2,063,412
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		820	830,250
Halcon Resources Corp., 8.88%, 5/15/21		2,311	2,345,665
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)		1,472	1,597,120

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20	USD	800	$838,000
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		2,515	2,474,275
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		2,905	3,217,287
5.50%, 2/01/22 (b)		892	892,000
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (b)		843	813,495
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19		243	244,823
7.00%, 11/01/19		1,334	1,327,330
8.63%, 4/15/20		4,354	4,658,780
7.75%, 2/01/21		365	378,688
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		674	722,865
4.50%, 7/15/23		1,720	1,629,700
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		1,091	1,121,003
Newfield Exploration Co., 6.88%, 2/01/20		4,325	4,627,750
Northern Oil and Gas, Inc., 8.00%, 6/01/20		1,523	1,595,342
Oasis Petroleum, Inc.:
7.25%, 2/01/19		1,125	1,212,187
6.50%, 11/01/21		1,625	1,755,000
6.88%, 3/15/22 (b)		1,981	2,129,575
Offshore Group Investment Ltd., 7.13%, 4/01/23		3,192	3,287,760
Pacific Drilling SA, 5.38%, 6/01/20 (b)		2,069	2,089,690
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		532	558,600
PDC Energy, Inc., 7.75%, 10/15/22		995	1,077,088
Penn Virginia Corp., 8.50%, 5/01/20		1,101	1,184,951
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,821	3,117,205
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		1,441	1,433,795
Petrobras Global Finance BV, 3.00%, 1/15/19		1,927	1,830,238
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,816	4,083,120

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
8.00%, 5/15/19	USD	1,995	$2,124,675
6.75%, 8/01/20		658	713,930
5.75%, 6/01/21		568	605,630
5.00%, 8/15/22		1,767	1,736,077
5.00%, 3/15/23		893	870,675
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		628	653,120
4.50%, 11/01/23 (b)		2,835	2,594,025
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		460	480,700
Rosetta Resources, Inc., 5.63%, 5/01/21		2,901	2,911,879
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21		5,458	5,389,775
6.25%, 3/15/22		3,384	3,375,540
5.63%, 4/15/23		1,908	1,807,830
Sabine Pass LNG LP:
7.50%, 11/30/16		8,155	9,215,150
6.50%, 11/01/20		1,805	1,868,175
SandRidge Energy, Inc.:
8.75%, 1/15/20		171	184,680
7.50%, 2/15/23		1,653	1,686,060
SESI LLC, 6.38%, 5/01/19		1,139	1,213,035
Seven Generations Energy Ltd., 8.25%, 5/15/20 (b)		942	1,012,650
SM Energy Co.:
6.63%, 2/15/19		1,174	1,244,440
6.50%, 11/15/21		1,460	1,562,200
6.50%, 1/01/23		1,711	1,813,660
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		1,566	1,636,470
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20		860	883,650
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		1,500	1,560,000
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,541	3,620,672
5.75%, 3/15/21 (b)		2,356	2,432,570

			173,330,298

Paper & Forest Products — 0.5%
Ainsworth Lumber Co., Ltd., 7.50%, 12/15/17 (b)		1,864	2,008,460
Clearwater Paper Corp.:
7.13%, 11/01/18		3,235	3,477,625
4.50%, 2/01/23		245	221,113

Corporate Bonds		Par (000)	Value
Paper & Forest Products (concluded)
NewPage Corp., 11.38%, 12/31/14 (a)(g)	USD	10,925	$1
Sappi Papier Holding GmbH (b):
8.38%, 6/15/19		1,000	1,090,000
6.63%, 4/15/21		350	343,000
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (b)		1,335	1,371,712

			8,511,911

Pharmaceuticals — 2.0%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	1,100	1,672,174
Capsugel FinanceCo SCA, 9.88%, 8/01/19		405	615,664
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	USD	3,596	4,036,510
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (b)		755	805,963
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18		10,923	12,028,954
6.88%, 12/01/18		4,759	5,104,027
6.38%, 10/15/20		1,508	1,589,055
7.50%, 7/15/21		756	831,600
6.75%, 8/15/21		2,241	2,369,858
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		3,132	3,409,965

			32,463,770

Professional Services — 0.3%
La Financiere Atalian SA, 7.25%, 1/15/20	EUR	875	1,229,708
Truven Health Analytics, Inc., 10.63%, 6/01/20	USD	2,840	3,212,750

			4,442,458

Real Estate Investment Trusts (REITs) — 0.9%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)		1,565	1,654,987
DuPont Fabros Technology LP, 5.88%, 9/15/21 (b)		2,755	2,837,650
Felcor Lodging LP:
6.75%, 6/01/19		5,386	5,763,020
5.63%, 3/01/23		1,422	1,386,450
Host Hotels & Resorts LP, 2.50%, 10/15/29 (b)		815	1,176,147
iStar Financial, Inc., 4.88%, 7/01/18		2,254	2,242,730

			15,060,984

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Management & Development — 2.2%
CBRE Services, Inc., 6.63%, 10/15/20	USD	1,880	$2,002,200
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (b)		4,515	4,921,350
The Howard Hughes Corp., 6.88%, 10/01/21 (b)		1,369	1,420,338
IVG Finance BV, 1.75%, 3/29/17	EUR	800	855,610
RPG Byty s.r.o, 6.75%, 5/01/20		1,146	1,576,651
Realogy Corp. (b):
7.88%, 2/15/19	USD	10,639	11,623,107
7.63%, 1/15/20		220	245,850
9.00%, 1/15/20		1,546	1,793,360
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)		1,870	1,874,675
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		1,065	1,065,000
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		6,320	6,983,600
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (b)		2,305	2,270,425

			36,632,166

Road & Rail — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/01/17 (b)(d)		596	594,510
The Hertz Corp.:
7.50%, 10/15/18		3,220	3,481,625
6.75%, 4/15/19		1,615	1,740,162
5.88%, 10/15/20		370	383,875
7.38%, 1/15/21		2,360	2,590,100
6.25%, 10/15/22		1,475	1,534,000
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		1,093	1,090,268

			11,414,540

Semiconductors & Semiconductor Equipment — 0.3%
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	455	632,165
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18	USD	2,235	2,251,763
5.75%, 2/15/21		2,065	2,150,181

			5,034,109

Software — 1.9%
Activision Blizzard, Inc. (b):
5.63%, 9/15/21		2,785	2,892,919
6.13%, 9/15/23		971	1,017,123
Audatex North America, Inc., 6.13%, 11/01/23 (b)		1,350	1,393,875

Corporate Bonds		Par (000)	Value
Software (concluded)
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)	USD	2,440	$2,586,400
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18 (b)(c)		1,855	1,906,013
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(c)		1,636	1,672,810
Infor US, Inc., 9.38%, 4/01/19		9,815	11,066,412
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (b)		827	862,148
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)		5,035	4,745,487
2.75%, 11/01/31		145	138,475
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)		2,437	2,686,792

			30,968,454

Specialty Retail — 3.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		2,030	2,283,750
Claire's Stores, Inc. (b):
9.00%, 3/15/19		4,471	5,001,931
7.75%, 6/01/20		1,689	1,689,000
CST Brands, Inc., 5.00%, 5/01/23 (b)		2,083	2,004,888
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	1,285	2,270,857
8.88%, 8/15/18 (b)		1,532	2,707,356
L Brands, Inc., 8.50%, 6/15/19	USD	3,925	4,719,812
Magnolia BC SA, 9.00%, 8/01/20	EUR	1,413	2,006,385
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 8/01/18 (b)(c)	USD	2,995	3,099,825
Michaels Stores, Inc., 7.75%, 11/01/18		1,299	1,406,168
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (b)(c)		1,197	1,225,441
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	438	753,430
Party City Holdings, Inc., 8.88%, 8/01/20	USD	5,494	6,098,340
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19 (b)(c)		1,575	1,626,188
Penske Automotive Group, Inc., 5.75%, 10/01/22		1,775	1,792,750
QVC, Inc. (b):
7.50%, 10/01/19		3,180	3,419,969
7.38%, 10/15/20		1,640	1,774,575

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19	USD	3,025	$3,346,406
5.75%, 6/01/22		2,359	2,447,462

			49,674,533

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., 6.88%, 5/01/22		2,430	2,654,775
PVH Corp., 4.50%, 12/15/22		1,401	1,316,940
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/01/18 (b)		610	657,275
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)		2,777	2,790,885
The William Carter Co., 5.25%, 8/15/21 (b)		1,398	1,422,465

			8,842,340

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp., 2.00%, 4/01/20		273	366,503
Radian Group, Inc.:
3.00%, 11/15/17		330	472,106
2.25%, 3/01/19		712	1,052,870

			1,891,479

Trading Companies & Distributors — 0.6%
Air Lease Corp., 4.50%, 1/15/16		3,290	3,475,062
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)		2,350	2,514,500
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1 (b):
Class A, 5.13%, 11/30/22		3,144	3,191,464
Class B, 6.50%, 5/30/21		661	673,885

			9,854,911

Transportation Infrastructure — 0.5%
Aguila 3 SA:
7.88%, 1/31/18		150	159,188
7.88%, 1/31/18 (b)		2,324	2,466,345
Series 144, 7.88%, 1/31/18 (b)		1,570	1,666,162
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (b)		4,075	4,380,625

			8,672,320

Wireless Telecommunication Services — 4.8%
Crown Castle International Corp., 5.25%, 1/15/23		4,871	4,810,112
Digicel Group Ltd., 8.25%, 9/30/20 (b)		4,240	4,430,800

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Digicel Ltd., 6.00%, 4/15/21 (b)	USD	7,619	$7,352,335
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	700	1,205,544
9.50%, 4/01/18 (b)		2,015	3,470,244
Sprint Communications, Inc. (b):
9.00%, 11/15/18	USD	14,889	18,015,690
7.00%, 3/01/20		8,124	9,037,950
Sprint Corp., 7.88%, 9/15/23 (b)		12,854	14,075,130
T-Mobile USA, Inc.:
6.46%, 4/28/19		940	1,001,100
6.63%, 4/28/21		5,880	6,159,300
6.13%, 1/15/22		1,060	1,079,875
6.73%, 4/28/22		6,145	6,406,162
6.50%, 1/15/24		1,945	1,969,313

			79,013,555

Total Corporate Bonds — 105.3%			1,739,979,267

Floating Rate Loan Interests (d)
Airlines — 1.0%
American Airlines, Inc.:
Claim Participation 1, 0.00%, 12/31/49		820	787,200
Claim Participation 2, 0.00%, 12/31/49		545	523,200
Delta Air Lines, Inc., Term Loan B1, 4.00%, 10/18/18		2,373	2,381,929
Northwest Airlines, Inc., Term Loan:
2.24%, 3/10/17		6,202	5,720,627
1.62%, 9/10/18		8,118	7,164,429

			16,577,385

Auto Components — 0.8%
Federal-Mogul Corp.:
Term Loan B, 2.11%, 12/29/14		6,516	6,431,674
Term Loan C, 2.11%, 12/28/15		3,362	3,317,836
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		3,085	3,101,721

			12,851,231

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		2,332	2,310,031

Capital Markets — 0.5%
American Capital Holdings, Inc., Term Loan, 4.00%, 8/22/16		6,279	6,304,681

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Capital Markets (concluded)
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17	USD	1,237	$1,241,320

			7,546,001

Chemicals — 0.1%
Axalta Coating Systems US Holdings Inc., Term Loan, 4.75%, 2/01/20		299	300,613
OXEA Finance LLC, 2nd Lien Term Loan, 8.25%, 7/15/20		1,615	1,640,743

			1,941,356

Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		1,882	1,886,256
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/31/17		1,435	1,451,144
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,820	2,821,776

			6,159,176

Communications Equipment — 1.2%
Alcatel-Lucent USA, Inc.:
Term Loan C, 5.75%, 1/30/19		8,084	8,149,635
Term Loan D, 6.25%, 1/30/19	EUR	2,779	3,776,108
Avaya, Inc., Term Loan B5, 8.00%, 3/30/18	USD	692	688,459
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19		8,084	8,078,083

			20,692,285

Construction Materials — 0.3%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		4,864	4,889,258

Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/10/19		1,471	1,471,313

Diversified Consumer Services — 0.2%
ServiceMaster Co.:
Extended Term Loan, 4.42%, 1/31/17		918	906,784
Term Loan, 4.25%, 1/31/17		1,996	1,964,626

			2,871,410

Diversified Telecommunication Services — 0.6%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		3,165	3,170,205
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		1,785	1,795,781

Floating Rate Loan Interests (d)		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
2020 Term Loan B, 4.00%, 1/15/20	USD	4,660	$4,689,125

			9,655,111

Electric Utilities — 0.4%
American Energy - Utica, LLC, 2nd Lien Term Loan, 11.00%, 9/10/18		5,540	5,540,440
Sandy Creek Energy Associates, L.P., Term Loan B, 5.00%, 11/06/20		1,195	1,198,263

			6,738,703

Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		455	452,725

Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,002	1,003,530

Food & Staples Retailing — 0.0%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		600	614,250

Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		1,181	1,173,398

Health Care Equipment & Supplies — 0.3%
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		3,492	3,483,294
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		1,545	1,444,984

			4,928,278

Health Care Providers & Services — 0.2%
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		1,286	1,298,593
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		2,141	2,115,416

			3,414,009

Hotels, Restaurants & Leisure — 6.6%
Bally Technologies, Inc., Term Loan B, 4.25%, 8/31/20		2,545	2,559,837
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,420	2,423,025
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		6,640	6,706,400
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20		56,850	55,819,878

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Hilton Worldwide Finance, LLC, Term Loan B2, 4.00%, 10/26/20	USD	22,783	$22,846,692
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,969	2,965,083
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		3,082	3,092,878
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		3,605	3,634,309
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		5,119	5,171,543
Travelport LLC:
2nd Lien PIK Term Loan 2, 4.00%, 12/01/16		2,502	2,547,047
2nd Lien Term Loan 1, 9.50%, 1/31/16		547	565,819
Refinancing Term Loan, 6.25%, 6/26/19		1,621	1,654,799

			109,987,310

Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 12/19/17		6,432	6,345,932

Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan B, 4.75%, 12/20/19		1,856	1,859,464
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		3,900	3,937,557

			5,797,021

Internet Software & Services — 0.1%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		2,280	2,277,440

IT Services — 0.4%
Ceridian Corp., Term Loan B, 4.42%, 5/09/17		1,700	1,706,800
First Data Corp., Extended 2018 Term Loan B, 4.17%, 3/23/18		4,370	4,378,740

			6,085,540

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		1,134	1,144,183

Machinery — 1.4%
Gardner Denver, Inc., Term Loan:
4.25%, 7/30/20		7,809	7,767,904
4.75%, 7/30/20	EUR	7,477	10,231,844
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		3,975	3,973,445

Floating Rate Loan Interests (d)		Par (000)	Value
Machinery (concluded)
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19	USD	1,180	$1,179,021

			23,152,214

Media — 1.9%
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 4.75%, 7/03/14		1,777	1,336,238
Tranche 1 Incremental, 7.50%, 7/03/14		8,692	6,533,331
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		747	718,922
Term Loan C, 3.81%, 1/29/16		553	527,356
Term Loan D, 6.91%, 1/30/19		8,252	7,777,801
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		2,361	2,369,453
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		76	69,862
Harron Communications Corp., Refinancing Term Loan B, 3.50%, 6/19/20		3,267	3,272,268
Media General, Inc., Delayed Draw Term Loan B, 5.50%, 7/31/20		3,760	3,795,269
Tribune Co., 2013 Term Loan, 4.00%, 11/12/20		805	801,224
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		1,240	1,269,450
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/01/20		1,373	1,378,406
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/07/20		2,030	2,029,838

			31,879,418

Metals & Mining — 0.9%
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		4,920	5,037,131
FMG Resources August 2006 Property Ltd., Term Loan, 4.25%, 6/28/19		9,493	9,575,977

			14,613,108

Multiline Retail — 0.4%
BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 3/26/20		1,065	1,084,969
HEMA Holding BV, Mezzanine, 5.13%, 7/05/17	EUR	4,611	5,568,933

			6,653,902

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.1%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/20/20	USD	1,950	$1,957,603
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		7,925	8,083,500
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		3,372	3,372,122
Offshore Group Investment Ltd.:
6.25%, 10/25/17		1,886	1,891,930
5.75%, 3/28/19		1,526	1,539,904
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18		1,295	1,298,237

			18,143,296

Pharmaceuticals — 0.6%
Aptalis Pharma, Inc., Term Loan B, 6.00%, 9/18/20		3,890	3,927,694
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		3,960	3,976,905
Pharmaceutical Product Development LLC, Term Loan B, 4.25%, 12/05/18		1,718	1,727,596

			9,632,195

Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		4,433	4,452,916

Real Estate Management & Development — 0.2%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		494	498,785
Extended Term Loan, 4.50%, 3/05/20		2,492	2,517,400

			3,016,185

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 1.91%, 9/29/17		1,481	1,479,044

Software — 0.4%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		775	778,875
GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, 10/22/20		325	328,250
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		2,788	2,799,540
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		2,850	2,935,500

			6,842,165

Floating Rate Loan Interests (d)		Par (000)	Value
Specialty Retail — 0.4%
David's Bridal, Inc., Term Loan B, 5.00%, 10/11/19	USD	2,978	$2,979,376
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/26/20		2,615	2,630,690
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19		1,446	1,449,973

			7,060,039

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		6,181	5,875,725

Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		3,353	3,391,577

Total Floating Rate Loan Interests — 22.6%			373,118,660

Non-Agency Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(j)		3,829	3,848,145

Other Interests (k)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow		1,250	10,938

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)		2,495	25

Media — 0.0%
Adelphia Escrow (a)		4,000	40
Adelphia Recovery Trust (a)		5,017	50,165

			50,205

Total Other Interests — 0.0%			61,168

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Preferred Securities

Capital Trusts		Par (000)	Value

Diversified Financial Services — 0.2%
Bank of America Corp., Series U, 5.20% (d)(h)	USD	1,165	$1,048,500
Citigroup, Inc., Series D, 5.35% (d)(h)		1,055	931,037
JPMorgan Chase & Co., Series Q, 5.15% (d)(h)		850	765,000
NBC Universal Enterprise, Inc., 5.25% (b)(h)		400	400,000

Total Capital Trusts — 0.2%			3,144,537

Preferred Stocks		Shares

Auto Components — 1.2%
Dana Holding Corp., 4.00% (b)(e)		120,213	20,473,777

Diversified Financial Services — 0.4%
Citigroup, Inc., Series J, 7.13% (d)		235,000	6,154,650

Media — 0.0%
Emmis Communications Corp., Series A, 6.25%		10,300	141,625

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp., Series A, 4.50%		19,340	1,943,670

Total Preferred Stocks — 1.7%			28,713,722

Trust Preferreds — 1.4%
Diversified Financial Services — 1.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)		843,160	22,549,538

Total Preferred Securities – 3.3%			54,407,797

Warrants (l)		Shares	Value
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		169,014	$2

Media — 0.0%
New Vision Holdings LLC (Expires 9/30/14)		89,790	4,857

Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)		20,061,773	164,351
Peninsula Energy Ltd. (Expires 12/31/15)		11,552,784	62,044

			226,395

Software — 0.0%
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		6,494	—

Total Warrants — 0.0%			231,254

Total Long-Term Investments (Cost — $2,284,171,689) — 142.3%			2,352,103,807

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (m)(n)		3,369,372	3,369,372

Total Short-Term Securities (Cost — $3,369,372) — 0.2%			3,369,372

Options Purchased (Cost — $2,505,342) — 0.0%			154,300

Total Investments (Cost — $2,290,046,403*) — 142.5%			2,355,627,479
Liabilities in Excess of Other Assets — (42.5)%			(702,792,515)

Net Assets — 100.0%			$1,652,834,964

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$2,288,420,779

Gross unrealized appreciation			$128,517,585
Gross unrealized depreciation			(61,310,885)

Net unrealized appreciation			$67,206,700

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	18

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Convertible security.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Cantor Fintgerald	$1,355,714	$52,658
Bank of America N.A.	$8,095,672	$216,672
Barclays Capital, Inc	$1,675,335	$8,335
Goldman Sachs & Co.	$2,029,838	$2,203
J.P. Morgan Securities LLC	$5,263,897	$24,469
RBC Capital Markets, LLC	$913,803	$36,879

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Shares Purchased		Shares Sold	Shares Held at November 30, 2013	Value at November 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,737,587	1,631,785	[1]	—	3,369,372	$3,369,372	—	$1,631,785
iShares MSCI EAFE ETF[2]	18,790	—		(18,790)	—	—	—	$61,883

[1]	Represents net shares purchased.
[2]	No longer held by the Fund as of report date.

(n)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
PIK	Payment-In-Kind
S&P	Standard and Poor's
SPDR	Standard & Poor's Depository Receipts
USD	US Dollar

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(78)	S&P 500 E-Mini Index	Chicago Mercantile Exchange	December 2013	USD	7,035,990	$(459,368)
(171)	5-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	20,677,641	(25,528)
(116)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	14,543,500	(38,052)
Total						$(522,948)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	20

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	1,503,000	USD	2,045,061	Royal Bank of Canada	12/04/13	$(2,784)
USD	128,250,420	EUR	94,974,000	Barclays Bank PLC	1/22/14	(803,092)
USD	659,846	EUR	487,000	HSBC Bank PLC	1/22/14	(1,905)
USD	2,045,099	EUR	1,503,000	Royal Bank of Canada	1/22/14	2,778
AUD	1,717,000	USD	1,565,863	State Street Bank and Trust Co.	1/23/14	(8,100)
GBP	150,000	USD	242,198	J.P. Morgan Securities LLC	1/23/14	3,157
USD	741,156	AUD	781,000	Deutsche Bank AG	1/23/14	32,587
USD	481,134	AUD	507,000	Deutsche Bank AG	1/23/14	21,154
USD	708,890	AUD	747,000	Deutsche Bank AG	1/23/14	31,168
USD	439,379	AUD	463,000	Deutsche Bank AG	1/23/14	19,318
USD	7,024,472	CAD	7,275,000	Barclays Bank PLC	1/23/14	186,518
USD	4,376,898	CAD	4,533,000	Barclays Bank PLC	1/23/14	116,218
USD	6,891,224	CAD	7,137,000	Barclays Bank PLC	1/23/14	182,980
USD	3,056,973	CAD	3,166,000	Barclays Bank PLC	1/23/14	81,170
USD	18,110,526	GBP	11,221,000	Barclays Bank PLC	1/23/14	(243,642)
USD	11,546,449	GBP	7,154,000	Barclays Bank PLC	1/23/14	(155,335)
USD	16,322,230	GBP	10,113,000	Barclays Bank PLC	1/23/14	(219,584)
USD	832,816	GBP	516,000	Barclays Bank PLC	1/23/14	(11,204)
USD	593,946	GBP	368,000	Barclays Bank PLC	1/23/14	(7,990)
USD	10,723,316	GBP	6,644,000	Barclays Bank PLC	1/23/14	(144,261)
USD	145,623	GBP	91,285	Citibank N.A.	1/23/14	(3,691)
USD	145,925	GBP	91,474	Citibank N.A.	1/23/14	(3,699)
USD	158,856	GBP	99,580	Citibank N.A.	1/23/14	(4,027)
USD	513,201	GBP	321,000	Deutsche Bank AG	1/23/14	(11,858)
USD	452,489	GBP	280,000	Deutsche Bank AG	1/23/14	(5,506)
USD	428,467	GBP	268,000	Deutsche Bank AG	1/23/14	(9,900)
USD	662,574	GBP	410,000	Deutsche Bank AG	1/23/14	(8,063)
USD	257,400	GBP	161,000	Deutsche Bank AG	1/23/14	(5,948)
USD	549,451	GBP	340,000	Deutsche Bank AG	1/23/14	(6,686)
USD	329,344	GBP	206,000	Goldman Sachs Bank USA	1/23/14	(7,610)
USD	48,169	GBP	30,000	UBS AG	1/23/14	(902)
USD	457,601	GBP	285,000	UBS AG	1/23/14	(8,573)
Total						$(997,312)

•	Exchange-traded options purchased as of November 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
SPDR S&P 500 ETF Trust	Put	USD	170.00	12/21/13	5,059	$154,300

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Over-the-counter options purchased as of November 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	39	—

•	Over-the-counter credit default swaps – buy protection outstanding as of November 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	3/20/16	USD	35	$1,482	$4,113	$(2,631)
Clear Channel Communications, Inc.	5.00%	Barclays Bank PLC	3/20/16	USD	18	741	2,130	(1,389)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	225	(1,744)	9,601	(11,345)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	367	110,889	108,700	2,189
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	367	110,890	107,032	3,858
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	367	110,889	96,984	13,905
Cooper TIre and Rubber Co.	5.00%	Goldman Sachs Bank USA	12/20/18	USD	1,065	(66,516)	8,489	(75,005)
Cooper TIre and Rubber Co.	5.00%	Goldman Sachs Bank USA	12/20/18	USD	595	(37,162)	1,196	(38,358)
Cooper TIre and Rubber Co.	5.00%	Goldman Sachs Bank USA	12/20/18	USD	600	(37,474)	(8,614)	(28,860)
Total						$191,995	$329,631	$(137,636)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	34	$(7,190)	$(7,140)	$(50)
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	367	(39,455)	(50,218)	10,763
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	367	(39,455)	(50,283)	10,828
RadioShack Corp.	5.00%	Deutsche Bank AG	9/20/15	CCC	USD	367	(39,456)	(41,175)	1,719
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	12/20/15	CCC-	USD	1,395	(349,789)	(358,683)	8,894

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	22

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (continued):

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	143	$(35,826)	$(32,784)	$(3,042)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	12/20/15	CCC-	USD	375	(94,127)	(83,671)	(10,456)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	70	(17,548)	(14,390)	(3,158)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	12/20/15	CCC-	USD	95	(23,703)	(18,668)	(5,035)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	CCC-	USD	913	(228,885)	(116,366)	(112,519)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	543	(157,357)	(117,488)	(39,869)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	543	(157,358)	(117,488)	(39,870)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	1,615	(467,595)	(332,758)	(134,837)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	12	(3,398)	(2,256)	(1,142)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	378	(109,434)	(74,057)	(35,377)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	3/20/16	CCC-	USD	231	(66,984)	(42,804)	(24,180)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	11	(3,300)	(1,945)	(1,355)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (continued):

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	48	$(14,034)	$(8,452)	$(5,582)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	1,784	(516,640)	(282,322)	(234,318)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	324	(93,789)	(52,059)	(41,730)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	74	(21,449)	(11,721)	(9,728)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	26	(7,523)	(5,091)	(2,432)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	53	(15,296)	(10,885)	(4,411)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	17	(4,976)	(3,715)	(1,261)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	17	(4,976)	(3,715)	(1,261)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	1,104	(363,793)	(252,519)	(111,274)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	2,110	(695,243)	(467,369)	(227,874)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	74	(24,544)	(16,728)	(7,816)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	3,791	(1,249,274)	(851,454)	(397,820)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	21	(6,754)	(3,824)	(2,930)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	24

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (continued):

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	609	$(200,763)	$(113,665)	$(87,098)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC-	USD	30	(9,885)	(5,266)	(4,619)
Caesars Entertainment Operating Co., Inc.	5.00%	J.P. Morgan Securities LLC	6/20/16	CCC-	USD	982	(323,713)	(182,078)	(141,635)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	70	(23,065)	(15,505)	(7,560)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	35	(11,586)	(8,042)	(3,544)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD	335	(123,941)	(105,849)	(18,092)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD	3,620	(1,339,408)	(759,244)	(580,164)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B	USD	2,390	472,463	—	472,463
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	1,000	(431,876)	(257,331)	(174,545)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	1,191	(514,367)	(344,442)	(169,925)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	40	(17,279)	(11,571)	(5,708)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	694	(299,921)	(190,064)	(109,857)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	11	(4,923)	(3,074)	(1,849)

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	23	$(10,024)	$(6,352)	$(3,672)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	33	(14,359)	(8,556)	(5,803)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	8,180	1,819,644	—	1,819,644
Level 3 Communications, Inc.	5.00%	Goldman Sachs Bank USA	6/20/19	B	USD	5,000	510,337	(426,362)	936,699
Markit CMBX North America AAA Index Series 3	0.50%	Citibank N.A.	12/13/49	BBB-	USD	845	(58,795)	(79,463)	20,668
Total							$(5,440,612)	$(5,948,892)	$508,280

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the Index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	26

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$133,937,647	$8,328,673	$28,641,593	$170,907,913
Asset-Backed Securities	—	—	9,549,603	9,549,603
Corporate Bonds	—	1,729,283,099	10,696,168	1,739,979,267
Floating Rate Loan Interests	—	328,506,501	44,612,159	373,118,660
Non-Agency Mortgage-Backed Securities	—	3,848,145	—	3,848,145
Other Interests	—	50,165	11,003	61,168
Preferred Securities	8,239,945	46,167,852	—	54,407,797
Warrants	164,351	—	66,903	231,254
Short-Term securities	3,369,372	—	—	3,369,372
Options Purchased:
Equity contracts	154,300	—	—	154,300
Total	$145,865,615	$2,116,184,435	$93,577,429	$2,355,627,479

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$1,009,523	$2,292,107	$3,301,630
Foreign currency exchange contracts	—	677,048	—	677,048
Liabilities:
Credit contracts	—	(2,930,986)	—	(2,930,986)
Equity contracts	$(459,368)	—	—	(459,368)
Foreign currency exchange contracts	(2,784)	(1,671,576)	—	(1,674,360)
Interest rate contracts	(63,580)	—	—	(63,580)
Total	$(525,732)	$(2,915,991)	$2,292,107	$(1,149,616)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are show at value.

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,463,000	—	—	$1,463,000
Liabilities:
Bank overdraft	—	$(916,632)	—	(916,632)
Bank overdraft on foreign currency at value	—	(3,745,931)	—	(3,745,931)
Cash received as collateral for over-the-counter derivatives	—	(2,700,000)	—	(2,700,000)
Loans payable	—	(707,000,000)	—	(707,000,000)
Total	$1,463,000	$(714,362,563)	—	$(712,899,563)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2013	$7,608,130	$2,824,497	$3,673,915	$13,072,578	$71	$66,028	$ 27,245,219
Transfers into Level 3	956,234	—	—	2,713,893	—	—	3,670,127
Transfers out of Level 3	—	—	(432,180)	(3,904,634)	—	—	(4,336,814)
Accrued discounts/premiums	—	4,114	—	62,472	—	—	66,586
Net realized gain (loss)	3,129	—	50,754	45,870	—	—	99,753
Net change in unrealized appreciation/ depreciation[1]	(14,507,502)	154,094	(8,832,171)	620,807	10,662	(25,789)	(22,579,899)
Purchases	34,850,619	6,566,898	17,263,038	32,812,490	71,283	26,664	91,590,992
Sales	(269,017)	—	(1,027,188)	(811,317)	(71,013)	—	(2,178,535)
Closing Balance, as of November 30, 2013	$28,641,593	$9,549,603	$10,696,168	$44,612,159	$11,003	$66,903	$ 93,577,429

[1]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $(22,539,861).

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	28

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments and derivative financial instruments as of November 30, 2013. The table does not include Level 3 investments and derivative financial instruments with values derived based upon unadjusted third party pricing information. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using third party pricing information is $61,813,450.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$686,866	Market Comparable Companies	Forecasted EBITDA Multiple	3.50x
	8,910,691	Market Comparable Companies	Offshore Last 12 months EBITDA Multiple	8.50x
			Offshore Current Fiscal Year EBITDA Multiple	7.25x
			Onshore EBITDA Multiple	4.75x
			Onshore Current Fiscal Year EBITDA Multiple	4.50x
	11,820,818	Market Comparable Companies	2P(Proved and Probable) Reserves + 2C (Contingent) Resources Multiple	CAD[2] $0.35x - $0.51x
			PV-10 Multiple[3]	0.13x – 0.26x
Corporate Bonds	2,668,703	Market Comparable Companies	Yield	12.10%
	4,810,000	Market Comparable Companies	Last 12 months EBITDA Multiple	10.00x
	2,800,000	Cost[4]	N/A	—
Warrant	4,857	Estimated Recovery Value	Distribution Rate	$1.36 - $1.63
	62,044	Black-Scholes	Implied Volatility	67.605%
Total	$31,763,979

1 A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Forecasted EBITDA Multiple	Increase	Decrease
Offshore Last 12 months EBITDA Multiple	Increase	Decrease
Offshore Current Fiscal Year EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Onshore Current Fiscal Year EBITDA Multiple	Increase	Decrease
2P(Proved and Probable) Reserves + 2C (Contingent) Resources Multiple	Increase	Decrease
PV-10 Multiple	Increase	Decrease
Yield	Decrease	Increase
Last 12 Months EBITDA Multiple	Increase	Decrease
Distribution Rate	Decrease	Increase
Implied Volatility	Increase	Decrease

[2]	Canadian Dollar
[3]	Present value of estimated future oil and gas revenues, net of estimated direct expenses, discounted at an annual rate of 10%.
[4]	The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	NOVEMBER 30, 2013	29

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 24, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 24, 2014